Subsequent Events (Unaudited) (Details) - USD ($) $ in Millions	Jul. 31, 2026	Apr. 01, 2026
Subsequent Event [Member] | Honeywell 401(k) Plan [Member]
Subsequent Events [Abstract]
Transfer of plan assets to master trust	$ 74.5	$ 4,787.0